Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes The Company had no income tax expense due to operating losses incurred for the years ended December 31, 2021 and 2020. The Company had also not recorded any income tax benefits for the net operating losses incurred in each period due to its uncertainty of realizing a benefit from those items. All of the Company’s losses before income taxes were generated in the United States.
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities were as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$4,983,415	$3,199,412
Research and development credits	421,880	326,551
Share-based compensation	249,874	43,526
Other accruals	147,659	—
Gross deferred tax assets	5,802,828	3,569,489
Deferred tax liabilities:
Prepaid expenses	(527,181)	—
Net deferred tax assets	5,275,647	3,569,489
Less: valuation allowance	(5,275,647)	(3,569,489)
	$—	$—
In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future losses, management has determined that the deferred tax assets do not meet the more likely than not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2021 and 2020. The valuation allowance increased by $1.7 million and $0.2 million during the years ended December 31, 2021 and 2020, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2021	2020
Federal tax expense/(benefit) at statutory rate	21.0%	21.0%
State tax, net of federal benefit	2.5	11.8
Non-taxable partnership income	(7.5)	(25.5)
Permanent differences	(0.5)	(9.2)
Research and development	0.9	(1.2)
Other	(0.1)	—
Change in valuation allowance	(16.3)	3.1
	—%	—%
The following table summarizes carryforwards of federal, state and local net operating losses (“NOL”) and research tax credits:

	December 31,
	2021	2020
NOL carryforwards—Federal	$14,887,383	$8,030,123
NOL carryforwards—State	14,887,383	8,030,123
NOL carryforwards—Local	13,926,879	15,399,777
Research tax credits—Federal	421,880	326,551
The NOL carryforwards begin expiring in 2037 for federal and state income tax purposes; however, all federal NOL carryforwards generated subsequent to January 1, 2018, are able to be carried forward indefinitely. Local NOL carryforwards expire after three years with the 2019 NOL set to expire in 2022. As of December 31, 2021 and 2020, the Company had federal research and development tax credit carryforwards of $0.4 million and $0.3 million, respectively, that will begin to expire in 2037, unless previously utilized.
The NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. To date, the Company has not performed an analysis to determine whether or not ownership changes have occurred since inception. State and local NOLs may also be limited.
As of December 31, 2021 and 2020, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s consolidated statement of operations. Due to NOLs and tax credit carry forwards that remain unutilized, income tax returns for tax years from all years remain subject to examination by the taxing jurisdictions. The NOL carryforwards remain subject to review until utilized.